Direct cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 277,199	$ 94,059
Cost of merchandise sold	35,832	17,234
Subscription revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	72,192	31,756
Transaction-based revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	159,432	42,626
Hardware and other revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 45,575	$ 19,677